revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2018
revenue from contracts with customers
Schedule of revenues

As at December 31 (millions)	2018	2017
Estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations to be recognized as revenue in a future period [1,2]
During the 12-month period ending one year hence	$2,306	$2,075
During the 12-month period ending two years hence	933	856
Thereafter	24	24
	$3,263	$2,955
1

Excludes constrained variable consideration amounts, amounts arising from contracts originally expected to have a duration of one year or less and, as a permitted practical expedient, amounts arising from contracts that are not affected by revenue recognition timing differences arising from transaction price allocation or from contracts under which we may recognize and bill revenue in an amount that corresponds directly with our completed performance obligations.

2

IFRS-IASB requires the explanation of when we expect to recognize as revenue the amounts disclosed as the estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations. The estimated amounts disclosed are based upon contractual terms and maturities. Actual minimum transaction price revenues recognized, and the timing thereof, will differ from these estimates primarily due to the frequency with which the actual durations of contracts with customers do not match their contractual maturities.

Schedule of accounts receivable

		December 31,	December 31,	January 1,
As at (millions)	Note	2018	2017	2017
Customer accounts receivable
As previously reported		$1,263	$1,221	$1,217
Transitional amount	2(c)	—	(9)	(9)
As adjusted		1,263	1,212	1,208
Accrued receivables – customer		175	143	131
Allowance for doubtful accounts	4(b)	(53)	(43)	(54)
		1,385	1,312	1,285
Accrued receivables – other		215	302	177
		$1,600	$1,614	$1,462

Schedule of contract assets

Years ended December 31 (millions)	Note	2018	2017
Balance, beginning of period		$1,303	$—
Transitional amount	2(c)	—	1,205
As adjusted		1,303	1,205
Net additions arising from operations		1,455	1,270
Amounts billed in period and thus reclassified to accounts receivable [1]		(1,284)	(1,166)
Change in impairment allowance, net	4(b)	(1)	(3)
Other		2	(3)
Balance, end of period		$1,475	$1,303
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence		$1,017	$907
The 12-month period ending two years hence		444	385
Thereafter		14	11
Balance, end of period		$1,475	$1,303
Reconciliation of contract assets presented in the Consolidated statements of financial position – current
Gross contract assets		$1,017	$907
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities	24	(3)	(4)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets	24	(154)	(146)
		$860	$757

For the year ended December 31, 2018, amounts billed for our wireless segment and reclassified to accounts receivable totalled $1,180 (2017 – $1,060).